Shareholder Report, Line Graph (Details) 9057868_Franklin Short-Term Municipal Income ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Franklin Short-Term Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Short-Term Municipal Income ETF (NAV)
Accumulated Value	$ 11,615	$ 11,136	$ 10,769	$ 11,029	$ 10,891	$ 10,654	$ 10,306	$ 10,162	$ 9,982	$ 10,000	$ 12,062
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,360	11,779	11,295	12,364	12,125	11,559	10,654	10,535	9,978	10,000	$ 12,686
Bloomberg 3-year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 3-year Municipal Bond Index
Accumulated Value	$ 11,340	$ 10,969	$ 10,686	$ 11,076	$ 11,012	$ 10,695	$ 10,270	$ 10,136	$ 9,974	$ 10,000	$ 11,723